RIGHT OF USE ASSETS AND LEASE LIABILITIES	12 Months Ended
Dec. 31, 2025
Right Of Use Assets And Lease Liabilities
RIGHT OF USE ASSETS AND LEASE LIABILITIES

5.	RIGHT OF USE ASSETS AND LEASE LIABILITIES

The Company is a lessee of non-cancellable operating leases for the corporate office in Hong Kong. The Company’s ROU assets and operating lease liabilities recognized in the consolidated balances sheets consist of the following:

	As of December 31,
	2024	2025	2025
	HKD’000	HKD’000	US$’000

Operating lease:
Right-of-use assets	2,208	2,252	289
Less: accumulated depreciation	(125)	(1,243)	(159)
Right-of-use assets, net	2,083	1,009	130

	As of December 31,
	2024	2025	2025
	HKD’000	HKD’000	US$’000
Operating lease liabilities
Current portion	1,133	1,001	129
Non-current portion	994	-	-
Total	2,127	1,001	129

	As of December 31,
	2024	2025
Operating leases:
Weighted average remaining lease term (years)	2	1
Weighted average discount rate	5.63%	5.63%

During the years ended December 31, 2023, 2024 and 2025, the Company incurred lease expenses of approximately HKD1,261,000, HKD1,192,000 and HKD1,204,000, respectively.

The maturity analysis of the Company’s non-cancellable operating lease obligations as of December 31, 2025 is as follows:

	Operating leases
	HKD’000	US$’000

Year ending December 31, 2026	1,022	131
Year ending December 31, 2027	-	-
Total undiscounted lease obligations	1,022	131
Less: imputed interest	(21)	(2)
Lease liabilities recognized in the consolidated balance sheet	1,001	129

PLUTUS FINANCIAL GROUP LIMITED AND ITS SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS